Intangibles Assets - Summary of the customer relationship has been allocated to the Group's CGUs (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Total customer relationship	S/ 271,070	S/ 378,910	S/ 398,406
Hospital y Clinica OCA S.A. de C.V [member]
Disclosure of detailed information about intangible assets [line items]
Total customer relationship	262,616	367,775	387,369
Promotora Médica Las Américas S.A.
Disclosure of detailed information about intangible assets [line items]
Total customer relationship	4,606	6,444	6,346
Patología Oncológica S.A.C.
Disclosure of detailed information about intangible assets [line items]
Total customer relationship	2,425	2,943	2,943
Oncogenomics S.A.C.
Disclosure of detailed information about intangible assets [line items]
Total customer relationship	S/ 1,423	S/ 1,748	S/ 1,748